Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities carried on recurring basis
The following tables present the amounts of Nomura’s financial instruments carried at fair value on a recurring basis as of March 31, 2023 and September 30, 2023 within the fair value hierarchy.

	Billions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2023
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,906	¥1,111	¥4	¥—	¥3,021
Private equity and debt investments (5)	25	—	52	—	77
Japanese government securities	1,627	—	—	—	1,627
Japanese agency and municipal securities	—	157	2	—	159
Foreign government, agency and municipal securities	3,566	2,221	8	—	5,795
Bank and corporate debt securities and loans for trading purposes	—	1,268	258	—	1,526
Commercial mortgage-backed securities (“CMBS”)	—	—	0	—	0
Residential mortgage-backed securities (“RMBS”)	—	3,402	8	—	3,410
Issued/Guaranteed by government sponsored entity	—	3,265	—	—	3,265
Other	—	137	8	—	145
Real estate-backed securities	—	58	95	—	153
Collateralized debt obligations (“CDOs”) and other (6)	—	35	28	—	63
Investment trust funds and other	307	3	2	—	312

Total trading assets and private equity and debt investments	7,431	8,255	457	—	16,143

Derivative assets (7)
Equity contracts	2	1,052	11	—	1,065
Interest rate contracts	73	12,593	133	—	12,799
Credit contracts	8	232	36	—	276
Foreign exchange contracts	0	4,171	49	—	4,220
Commodity contracts	1	2	—	—	3
Netting	—	—	—	(16,943)	(16,943)

Total derivative assets	84	18,050	229	(16,943)	1,420

Subtotal	¥7,515	¥26,305	¥686	¥(16,943)	¥17,563

Loans and receivables (8)	—	1,498	191	—	1,689
Collateralized agreements (9)	—	286	17	—	303
Other assets (2)
Non-trading debt securities	87	247	3	—	337
Other (3)(4)	188	164	196	—	548

Total	¥7,790	¥28,500	¥1,093	¥(16,943)	¥20,440

Liabilities:
Trading liabilities
Equities	¥2,068	¥13	¥1	¥—	¥2,082
Japanese government securities	1,469	—	—	—	1,469
Japanese agency and municipal securities	—	5	—	—	5
Foreign government, agency and municipal securities	3,579	1,021	0	—	4,600
Bank and corporate debt securities	—	232	3	—	235
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	158	—	0	—	158

Total trading liabilities	7,274	1,271	4	—	8,549

Derivative liabilities (7)
Equity contracts	3	1,602	5	—	1,610
Interest rate contracts	45	12,080	122	—	12,247
Credit contracts	14	276	68	—	358
Foreign exchange contracts	0	4,090	30	—	4,120
Commodity contracts	—	3	—	—	3
Netting	—	—	—	(16,329)	(16,329)

Total derivative liabilities	62	18,051	225	(16,329)	2,009

Subtotal	¥7,336	¥19,322	¥229	¥(16,329)	¥10,558

Short-term borrowings (11)	¥—	¥446	¥30	¥—	¥476
Payables and deposits (10)(12)	—	142	17	—	159
Collateralized financing (9)	—	749	—	—	749
Long-term borrowings (11)(13)(14)	27	4,437	493	—	4,957
Other liabilities (15)	108	175	21	—	304

Total	¥7,471	¥25,271	¥790	¥(16,329)	¥17,203

	Billions of yen
	September 30, 2023
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of September 30, 2023
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,052	¥1,201	¥28	¥—	¥3,281
Private equity and debt investments (5)	6	2	73	—	81
Japanese government securities	1,960	—	—	—	1,960
Japanese agency and municipal securities	—	105	0	—	105
Foreign government, agency and municipal securities	4,474	2,564	2	—	7,040
Bank and corporate debt securities and loans for trading purposes	—	1,478	250	—	1,728
Commercial mortgage-backed securities (“CMBS”)	—	—	0	—	0
Residential mortgage-backed securities (“RMBS”)	—	3,236	10	—	3,246
Issued/Guaranteed by government sponsored entity	—	3,096	—	—	3,096
Other	—	140	10	—	150
Real estate-backed securities	—	20	141	—	161
Collateralized debt obligations (“CDOs”) and other (6)	—	54	27	—	81
Investment trust funds and other	354	1	1	—	356

Total trading assets and private equity and debt investments	8,846	8,661	532	—	18,039

Derivative assets (7)
Equity contracts	1	1,066	10	—	1,077
Interest rate contracts	36	16,408	191	—	16,635
Credit contracts	0	177	42	—	219
Foreign exchange contracts	1	5,900	56	—	5,957
Commodity contracts	0	1	—	—	1
Netting	—	—	—	(22,351)	(22,351)

Total derivative assets	38	23,552	299	(22,351)	1,538

Subtotal	¥8,884	¥32,213	¥831	¥(22,351)	¥19,577

Loans and receivables (8)	—	1,678	256	—	1,934
Collateralized agreements (9)	—	333	12	—	345
Other assets (2)
Non-trading debt securities	103	264	23	—	390
Other (3)(4)	238	156	216	—	610

Total	¥9,225	¥34,644	¥1,338	¥(22,351)	¥22,856

Liabilities:
Trading liabilities
Equities	¥2,432	¥17	¥0	¥—	¥2,449
Japanese government securities	1,482	—	—	—	1,482
Japanese agency and municipal securities	—	6	—	—	6
Foreign government, agency and municipal securities	4,086	976	0	—	5,062
Bank and corporate debt securities	—	263	5	—	268
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	—	0	—	0
Investment trust funds and other	141	0	0	—	141

Total trading liabilities	8,141	1,262	5	—	9,408

Derivative liabilities (7)
Equity contracts	1	1,505	4	—	1,510
Interest rate contracts	16	15,590	199	—	15,805
Credit contracts	1	246	84	—	331
Foreign exchange contracts	—	5,638	37	—	5,675
Commodity contracts	2	2	—	—	4
Netting	—	—	—	(21,592)	(21,592)

Total derivative liabilities	20	22,981	324	(21,592)	1,733

Subtotal	¥8,161	¥24,243	¥329	¥(21,592)	¥11,141

Short-term borrowings (11)	—	591	45	—	636
Payables and deposits (10)(12)	—	156	16	—	172
Collateralized financing (9)	—	798	—	—	798
Long-term borrowings (11)(13)(14)	22	4,838	472	—	5,332
Other liabilities (15)	160	164	34	—	358

Total	¥8,343	¥30,790	¥896	¥(21,592)	¥18,437

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)
Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and September 30, 2023, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥47 billion and ¥55 billion, respectively. As of March 31, 2023 and September 30, 2023, the fair values of these investments which are included in
Other assets
were ¥3 billion and ¥3 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2023 and ¥77,648 million and ¥28,774 million, respectively, as of September 30, 2023.

(5)
Private equity and debt investments
include private non-traded financial instruments including minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. These investments also include minority equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(10)	Includes deposits received at banks for which the fair value option has been elected.
(11)	Includes structured notes for which the fair value option has been elected.
(12)
Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(13)
Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(14)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(15)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥4	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	52	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5 – 17.5% 0.0 – 2.0% 7.5 – 10.9% 5.0 – 30 .0%	10.1% 0.7% 9.8% 17.1%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	2 .0 – 11.7 x 11.3 – 24.3 x 5 .0 – 20 .0%	8.4 x 14.4 x 11 .0%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	8	DCF	Credit spreads Recovery rates	0.0 – 1.7% 6.3 – 18 .0%	0.7% 8.1%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	258	DCF	Credit spreads Recovery rates	0.0 – 21.8% 0.0 – 100 .0%	5.7% 83.1%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	8	DCF	Yields Prepayment rates Loss severities	17.7 – 28.6% 12 .0 – 15 .0% 0.4 – 99.6%	24.3% 13.2% 20.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	95	DCF	Loss severities	1.3 – 70 .0%	9.2%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	28	DCF	Yields Prepayment rates Default probabilities Loss severities	6 .0 – 38.9% 18 .0 – 20 .0% 2 .0% 50 .0 – 100 .0%	13.9% 19 .0% 2 .0% 52.6%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	2	DCF	Liquidity discounts	0.0 – 2 .0%	1 .0%	Lower fair value	Not applicable

	March 31, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Derivatives, net:
Equity contracts	¥6	Option models	Dividend yield Volatilities Correlations	0.0 – 25.1% 15.4 – 108.6% (0.85) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	11	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	1.0 – 4.4% 10.7 – 14.1% 38.5 – 147.4 bp (1.00) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(32)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.1 – 348.3% 0.0 – 90 .0% 55.5 – 61.1% 0.23 – 0.9 0	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	19	Option models	Volatilities Correlations	1.0 – 23.6% 0.18 – 0.74	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	191	DCF	Credit spreads Recovery rates	0.0 – 25.8% 22.1 – 100.0%	7.1% 74.5%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	17	DCF	Repo rate	2.8 – 6.0%	3.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0.0%	0.0%	Lower fair value	Not applicable

Other (7)	196	DCF	WACC Growth rates	11.2% 3.0%	11.2% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.0 – 5.4 x 7.4 – 30.8 x 0.3 – 1.6 x 25.0 – 30.0%	4.4 x 10.3 x 0.8 x 29.8%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading liabilities
Bank and corporate debt securities	3	DCF	Recovery rates	4.5 – 95.0%	65.5%	Higher fair value	Not applicable

Short-term borrowings	30	DCF/ Option models	Volatilities Correlations	15.4 – 100.6% (0.80) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	17	DCF/ Option models	Volatilities Correlations	10.7 – 11.3% 0.40 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	493	DCF	Loss severities	0.0 – 30.0%	9.0%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	10.5 – 100.6% 51.9 – 63.6 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	21	DCF	Recovery rates	40.0 – 98.5%	89.9%	Higher fair value	Not applicable

	September 30, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥28	DCF	Liquidity discounts	75 .0%	75 .0%	Lower fair value	Not applicable

Private equity and debt investments	73	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.4 – 17.5% 0.0 – 2 .0% 7.5 – 11 . 0% 5 .0 – 30 .0%	9.5% 0.6% 9.7% 16.1%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	1.3 – 12.8 x 12.7 – 26.9 x 5 .0 – 20 .0%	9.1 x 15.6 x 10.3%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	2	DCF	Credit spreads Recovery rates	0.0 – 1.6% 5.3 – 17 .0%	0.6% 8.2%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	250	DCF	Credit spreads Recovery rates	0.0 – 88 .0% 0.0 – 100 .0%	8.1% 71.9%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	10	DCF	Yields Prepayment rates Loss severities	17.4 – 37.5% 12 .0 – 15 .0% 2.3 – 100 .0%	28.3% 13.4% 21.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	141	DCF	Loss severities	0.6 – 26.4%	7.7%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	27	DCF	Yields Prepayment rates Default probabilities Loss severities	6 .0 – 60.5% 20 .0% 2 .0% 30 .0 – 100.0%	15.3% 20 .0% 2 .0% 76 .0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Derivatives, net:
Equity contracts	¥6	Option models	Dividend yield Volatilities Correlations	0.0 – 13.5% 0.0 – 71.9% (0.85) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(8)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	1.5 – 5.3% 10.8 – 13.9% 40.5 – 175 .0 bp (1 .00 ) – 1 .00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(42)	DCF/ Option models	Credit spreads Recovery rates Correlations	0.1 – 24.5% 5 .0 – 90 .0% 0.27 – 0.83	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	19	Option models	Interest rates Volatilities Correlations	4 .0 – 4.3% 7.5 – 20.4% 0.22 – 0.7 0	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	256	DCF	Credit spreads Recovery rates	0.0 – 198.8% 36.8 – 100 .0%	9.5% 90.5%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	12	DCF	Repo rate	3.1%	3.1%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	23	DCF	Credit spreads	0.0 – 4.7%	4.1%	Lower fair value	Not applicable

Other (7)	216	DCF	WACC Growth rates	11.7% 3 .0%	11.7% 3 .0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	3.9 – 5.8 x 8.3 – 41.9 x 0.4 – 1.4 x 25 .0 – 30 .0%	4.5 x 11.4 x 0.8 x 29.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading liabilities
Bank and corporate debt securities	5	DCF	Credit spreads Recovery rates	3.6 – 3.8% 3 .0 – 96.9%	3.7% 49 .0%	Higher fair value Higher fair value	No predictable interrelationship

Short-term borrowings	45	DCF/ O ption models	Volatilities Correlations	11.5 – 64.4% (0.71) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	16	DCF/ O ption models	Volatilities Correlations	11 .0 – 11.6% 0.4 0 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	472	DCF	Loss severities	16.8%	16.8%	Lower fair value	Not applicable

		DCF/ O ption models	Volatilities Volatilities Correlations	10.8 – 64.4% 56.3 – 67.3 bp (1 .00 ) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	34	DCF	Recovery rates	40 .0 – 93 .0%	84.3%	Higher fair value	Not applicable

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the six months ended September 30, 2022 and 2023, gains
and
losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2022
	Beginning balance as of six months ended September 30, 2022	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2022
Assets:
Trading assets and private equity and debt investments
Equities	¥14	¥0	¥—	¥7	¥(2)	¥—	¥2	¥1	¥(6)	¥16
Private equity and debt investments	32	2	—	7	(2)	—	0	—	—	39
Japanese agency and municipal securities	2	0	—	—	0	—	—	—	—	2
Foreign government, agency and municipal securities	10	2	—	7	(8)	—	0	0	(1)	10
Bank and corporate debt securities and loans for trading purposes	220	(1)	—	157	(168)	—	27	55	(18)	272
Commercial mortgage-backed securities (“CMBS”)	7	0	—	0	0	—	—	0	—	7
Residential mortgage-backed securities (“RMBS”)	8	(1)	—	0	(1)	—	2	1	—	9
Real estate-backed securities	79	(13)	—	98	(75)	—	14	—	—	103
Collateralized debt obligations (“CDOs”) and other	26	(2)	—	29	(37)	—	4	0	—	20
Investment trust funds and other	0	0	—	0	0	—	0	0	—	0

Total trading assets and private equity and debt investments	398	(13)	—	305	(293)	—	49	57	(25)	478

Derivatives, net (3)
Equity contracts	10	12	—	—	—	(25)	(3)	(1)	2	(5)
Interest rate contracts	(11)	22	—	—	0	17	0	11	(4)	35
Credit contracts	(33)	12	—	—	—	(6)	(4)	(2)	0	(33)
Foreign exchange contracts	10	0	—	—	—	9	2	0	0	21

Total derivatives, net	(24)	46	—	—	0	(5)	(5)	8	(2)	18

Subtotal	¥374	¥33	¥—	¥305	¥(293)	¥(5)	¥44	¥65	¥(27)	¥496

Loans and receivables	205	5	—	25	(52)	—	29	36	(27)	221
Collateralized agreements	16	0	—	—	—	—	3	—	—	19
Other assets
Non-Trading Debt Securities	—	0	—	0	—	—	1	2	—	3
Other	197	(34)	0	1	(1)	—	25	1	—	189

Total	¥792	¥4	¥0	¥331	¥(346)	¥(5)	¥102	¥104	¥(54)	¥928

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥(1)	¥—	¥0	¥2	¥—	¥1
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	3	0	—	1	(3)	—	0	3	0	4
Collateralized debt obligations (“CDOs”) and other	0	—	—	1	(1)	—	0	—	—	—
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥3	¥0	¥—	¥2	¥(5)	¥—	¥0	¥5	¥0	¥5

Short-term borrowings	58	0	0	26	(16)	—	0	4	(43)	29
Payables and deposits	8	1	0	15	—	—	—	7	(8)	21
Long-term borrowings	479	13	3	122	(77)	—	3	38	(134)	415
Other liabilities	32	9	—	3	(7)	—	5	0	(1)	23

Total	¥580	¥23	¥3	¥168	¥(105)	¥—	¥8	¥54	¥(186)	¥493

	Billions of yen
	Six months ended September 30, 2023
	Beginning balance as of six months ended September 30, 2023	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2023
Assets:
Trading assets and private equity and debt investments
Equities	¥4	¥0	¥—	¥22	¥(1)	¥—	¥1	¥2	¥0	¥28
Private equity and debt investments	52	8	—	12	0	—	1	—	—	73
Japanese agency and municipal securities	2	—	—	—	0	—	—	—	(2)	0
Foreign government, agency and municipal securities	8	1	—	3	(6)	—	0	0	(4)	2
Bank and corporate debt securities and loans for trading purposes	258	(2)	—	230	(263)	—	20	38	(31)	250
Commercial mortgage-backed securities (“CMBS”)	0	0	—	0	0	—	—	—	—	0
Residential mortgage-backed securities (“RMBS”)	8	0	—	2	0	—	1	—	(1)	10
Real estate-backed securities	95	(2)	—	104	(67)	—	11	—	—	141
Collateralized debt obligations (“CDOs”) and other	28	(2)	—	52	(63)	—	2	13	(3)	27
Investment trust funds and other	2	0	—	32	(33)	—	0	—	0	1

Total trading assets and private equity and debt investments	457	3	—	457	(433)	—	36	53	(41)	532

Derivatives, net (3)
Equity contracts	6	(1)	—	—	—	(4)	1	2	2	6
Interest rate contracts	11	(8)	—	—	0	12	0	(22)	(1)	(8)
Credit contracts	(32)	(4)	—	—	—	(2)	(3)	1	(2)	(42)
Foreign exchange contracts	19	(3)	—	—	—	2	2	(1)	0	19

Total derivatives, net	4	(16)	—	—	0	8	0	(20)	(1)	(25)

Subtotal	¥461	¥(13)	¥—	¥457	¥(433)	¥8	¥36	¥33	¥(42)	¥507

Loans and receivables	191	9	—	74	(49)	—	23	41	(33)	256
Collateralized agreements	17	0	—	—	(8)	—	3	—	—	12
Other assets
Non-Trading Debt Securities	3	0	—	—	0	—	0	20	—	23
Other	196	(3)	0	5	(2)	—	20	—	—	216

Total	¥868	¥(7)	¥0	¥536	¥(492)	¥8	¥82	¥94	¥(75)	¥1,014

Liabilities:
Trading liabilities
Equities	¥1	¥(2)	¥—	¥6	¥(8)	¥—	¥0	¥0	¥(1)	¥0
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	3	2	—	4	(2)	—	0	4	(2)	5
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	—	—	—	—	—	0
Investment trust funds and other	0	—	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥10	¥(10)	¥—	¥0	¥4	¥(3)	¥5

Short-term borrowings	30	(1)	0	32	(15)	—	1	4	(8)	45
Payables and deposits	17	1	0	3	—	—	—	3	(6)	16
Long-term borrowings	493	(6)	(2)	119	(96)	—	7	44	(103)	472
Other liabilities	21	5	—	18	(2)	—	2	0	0	34

Total	¥565	¥(1)	¥(2)	¥182	¥(123)	¥—	¥10	¥55	¥(120)	¥572

	Billions of yen
	Three months ended September 30, 2022
	Beginning balance as of three months ended September 30, 2022	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2022
Assets:
Trading assets and private equity and debt investments
Equities	¥19	¥2	¥—	¥1	¥(2)	¥—	¥1	¥1	¥(6)	¥16
Private equity and debt investments	32	3	—	5	(1)	—	0	—	—	39
Japanese agency and municipal securities	2	0	—	—	0	—	—	—	—	2
Foreign government, agency and municipal securities	12	0	—	2	(3)	—	0	0	(1)	10
Bank and corporate debt securities and loans for trading purposes	260	(3)	—	72	(98)	—	11	33	(3)	272
Commercial mortgage-backed securities (“CMBS”)	7	0	—	—	0	—	—	0	—	7
Residential mortgage-backed securities (“RMBS”)	9	0	—	0	(1)	—	1	—	—	9
Real estate-backed securities	105	(3)	—	36	(41)	—	6	—	—	103
Collateralized debt obligations (“CDOs”) and other	23	2	—	12	(18)	—	1	0	—	20
Investment trust funds and other	0	0	—	0	0	—	0	0	—	0

Total trading assets and private equity and debt investments	469	1	—	128	(164)	—	20	34	(10)	478

Derivatives, net (3)
Equity contracts	26	(2)	—	—	—	(27)	(2)	(5)	5	(5)
Interest rate contracts	20	20	—	—	0	0	(1)	(2)	(2)	35
Credit contracts	(30)	(5)	—	—	—	4	0	(2)	0	(33)
Foreign exchange contracts	18	(1)	—	—	—	5	0	0	(1)	21

Total derivatives, net	34	12	—	—	0	(18)	(3)	(9)	2	18

Subtotal	¥503	¥13	¥—	¥128	¥(164)	¥(18)	¥17	¥25	¥(8)	¥496

Loans and receivables	196	3	—	18	(21)	—	9	16	—	221
Collateralized agreements	18	0	—	—	—	—	1	—	—	19
Other assets
Non-Trading Debt Securities	3	0	—	0	—	—	0	—	—	3
Other	189	(10)	0	0	0	—	9	1	—	189

Total	¥909	¥6	¥0	¥146	¥(185)	¥(18)	¥36	¥42	¥(8)	¥928

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥—	¥0	¥—	¥0	¥0	¥—	¥1
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	5	0	—	0	(3)	—	0	2	0	4
Collateralized debt obligations (“CDOs”) and other	0	—	—	—	0	—	—	—	—	—
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥6	¥0	¥—	¥0	¥(3)	¥—	¥0	¥2	¥0	¥5

Short-term borrowings	35	(2)	0	9	(10)	—	0	3	(10)	29
Payables and deposits	25	0	0	4	—	—	—	—	(8)	21
Long-term borrowings	442	0	2	37	(22)	—	2	16	(58)	415
Other liabilities	26	(1)	—	0	(5)	—	2	0	(1)	23

Total	¥534	¥(3)	¥2	¥50	¥(40)	¥—	¥4	¥21	¥(77)	¥493

	Billions of yen
	Three months ended September 30, 2023
	Beginning balance as of three months ended September 30, 2023	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of three months ended September 30, 2023
Assets:
Trading assets and private equity and debt investments
Equities	¥5	¥(1)	¥—	¥22	¥0	¥—	¥0	¥2	¥0	¥28
Private equity and debt investments	61	3	—	9	0	—	0	—	—	73
Japanese agency and municipal securities	0	—	—	—	0	—	—	—	—	0
Foreign government, agency and municipal securities	3	0	—	1	(2)	—	0	0	0	2
Bank and corporate debt securities and loans for trading purposes	230	2	—	196	(209)	—	5	27	(1)	250
Commercial mortgage-backed securities (“CMBS”)	0	0	—	0	0	—	—	—	—	0
Residential mortgage-backed securities (“RMBS”)	10	0	—	0	0	—	0	—	0	10
Real estate-backed securities	106	0	—	71	(39)	—	3	—	—	141
Collateralized debt obligations (“CDOs”) and other	26	(1)	—	32	(37)	—	1	7	(1)	27
Investment trust funds and other	2	0	—	30	(31)	—	0	—	0	1

Total trading assets and private equity and debt investments	443	3	—	361	(318)	—	9	36	(2)	532

Derivatives, net (3)
Equity contracts	2	1	—	—	—	0	0	1	2	6
Interest rate contracts	2	(11)	—	—	(1)	3	0	0	(1)	(8)
Credit contracts	(39)	(1)	—	—	—	0	(1)	1	(2)	(42)
Foreign exchange contracts	14	0	—	—	—	5	0	0	0	19

Total derivatives, net	(21)	(11)	—	—	(1)	8	(1)	2	(1)	(25)

Subtotal	¥422	¥(8)	¥—	¥361	¥(319)	¥8	¥8	¥38	¥(3)	¥507

Loans and receivables	248	4	—	19	(20)	—	7	30	(32)	256
Collateralized agreements	16	0	—	—	(4)	—	0	—	—	12
Other assets
Non-Trading Debt Securities	3	0	—	—	—	—	0	20	—	23
Other	211	0	0	0	(1)	—	6	—	—	216

Total	¥900	¥(4)	¥0	¥380	¥(344)	¥8	¥21	¥88	¥(35)	¥1,014

Liabilities:
Trading liabilities
Equities	¥3	¥0	¥—	¥—	¥(2)	¥—	¥0	¥—	¥(1)	¥0
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	5	0	—	1	(2)	—	0	2	(1)	5
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	—	—	—	—	—	0
Investment trust funds and other	0	—	—	—	0	—	0	—	—	0

Total trading liabilities	¥8	¥0	¥—	¥1	¥(4)	¥—	¥0	¥2	¥(2)	¥5

Short-term borrowings	30	0	0	13	(3)	—	1	4	—	45
Payables and deposits	22	1	0	1	—	—	—	—	(6)	16
Long-term borrowings	393	13	0	79	(15)	—	1	39	(12)	472
Other liabilities	30	0	—	3	0	—	1	0	—	34

Total	¥483	¥14	¥0	¥97	¥(22)	¥—	¥3	¥45	¥(20)	¥572

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain (loss) on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue—Other
and
Non-interest expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)
Amounts of gains and losses on these transfers which were recognized in the period when the
Transfers into Level 3
occurred were not significant for the six and three months ended September 30, 2022 and 2023.

(5)
Transfers into Level 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See
“Quantitative and qualitative information regarding significant unobservable valuation inputs
”
above for the valuation inputs of each financial instruments.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)
The following table presents the amounts of unrealized gains (losses) for the six and three months ended September 30, 2022 and 2023, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	Six months ended September 30
	2022	2023

	Unrealized gains / (losses) (1)

Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥0
Private equity and debt investments	2	8
Japanese agency and municipal securities	0	—
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(5)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	1
Real estate-backed securities	(1)	(1)
Collateralized debt obligations (“CDOs”) and other	(3)	(1)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	(2)	2

Derivatives, net (2)
Equity contracts	11	2
Interest rate contracts	15	(15)
Credit contracts	3	(8)
Foreign exchange contracts	(7)	(7)

Total derivatives, net	22	(28)

Subtotal	¥20	¥(26)

Loans and receivables	4	8
Collateralized agreements	0	0
Other assets
Other	(34)	(3)

Total	¥(10)	¥(21)

Liabilities:
Trading liabilities
Equities	¥0	¥(1)
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	1

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	0	0
Payables and deposits (3)	1	1
Long-term borrowings (3)	19	0
Other liabilities	14	1

Total	¥34	¥2

	Billions of yen
	Three months ended September 30
	2022	2023

	Unrealized gains / (losses) (1)

Assets:
Trading assets and private equity and debt investments
Equities	¥2	¥(1)
Private equity and debt investments	3	4
Japanese agency and municipal securities	0	—
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(2)	(2)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	1
Real estate-backed securities	(2)	0
Collateralized debt obligations (“CDOs”) and other	1	(1)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	2	1

Derivatives, net (2)
Equity contracts	4	0
Interest rate contracts	11	(17)
Credit contracts	(5)	(3)
Foreign exchange contracts	(2)	0

Total derivatives, net	8	(20)

Subtotal	¥10	¥(19)

Loans and receivables	3	3
Collateralized agreements	0	0
Other assets
Other	(9)	0

Total	¥4	¥(16)

Liabilities:
Trading liabilities
Equities	¥0	¥—
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	(1)	0
Payables and deposits (3)	0	2
Long-term borrowings (3)	5	16
Other liabilities	1	(1)

Total	¥5	¥17

(1)
Includes gains and losses reported within
Net gain on trading, Gain (loss) on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue—Other
and
Non-interest expenses—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)
Includes unrealized gains/ (losses) of
¥3 billion and ¥(1) billion for the six months ended September 30, 2022 and 2023 respectively, and ¥2 billion and ¥0 billion for the three months ended September 30, 2022 and 2023, respectively, recognized in
Other comprehensive income (loss)
for recurring Level 3 fair value measurements held at the end of the reporting period.

Information on investments where net asset value per share is calculated
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2023 and September 30, 2023. Investments are presented by major category relevant to the nature of Nomura’s business and risks

	Billions of yen
	March 31, 2023
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥12	¥1	Monthly	Same day-30 days
Venture capital funds	11	9	—	—
Private equity funds	24	10	—	—
Real estate funds	3	1	—	—

Total	¥50	¥21

	Billions of yen
	September 30, 2023
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥11	¥1	Monthly	Same day-30 days
Venture capital funds	13	6	—	—
Private equity funds	29	14	—	—
Real estate funds	4	—	—	—

Total	¥57	¥21

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura is permitted to redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
The following table presents gains (losses) due to changes in fair value for financial instruments carried at fair value using the fair value option for the six and three months ended September 30, 2022 and 2023.

	Billions of yen
	Six months ended September 30
	2022	2023
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥(1)	¥0
Private equity and debt investments	2	1
Loans and receivables	16	27
Collateralized agreements (3)	(2)	3
Other assets (2)	(35)	(1)

Total	¥(20)	¥30

Liabilities:
Short-term borrowings (4)	¥126	¥(28)
Payables and deposits	9	12
Collateralized financing (3)	3	3
Long-term borrowings (4)(5)	442	146
Other liabilities (6)	16	(1)

Total	¥596	¥132

	Billions of yen
	Three months ended September 30
	2022	2023
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥(1)	¥0
Private equity and debt investments	1	—
Loans and receivables	7	10
Collateralized agreements (3)	(2)	(1)
Other assets (2)	(10)	(6)

Total	¥(5)	¥3

Liabilities:
Short-term borrowings (4)	¥66	¥(16)
Payables and deposits	4	12
Collateralized financing (3)	0	7
Long-term borrowings (4)(5)	173	173
Other liabilities (6)	11	14

Total	¥254	¥190

(1)	Includes gains and losses reported primarily within Revenue—Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Six months ended or as of September 30
	2022	2023
Changes recognized as a credit to other comprehensive income	¥63	¥(64)
Credit amounts reclassified to earnings	0	(0)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	116	84

	Billions of yen
	Three months ended September 30
	2022	2023
Changes recognized as a credit to other comprehensive income	¥35	¥(26)
Credit (debit) amounts reclassified to earnings	(0)	(0)

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2023
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,786	¥2,561	¥2,309	¥925	¥7,581

	Billions of yen
	September 30, 2023
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,065	¥3,670	¥2,237	¥1,133	¥9,105

(1)
Other than above, there were ¥324 billion and ¥313 billion of government, agency and municipal securities reported within
Other
assets—Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2023 and September 30, 2023, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument
The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument not carried at fair value on a recurring basis in the consolidated balance sheets as of March 31, 2023 and September 30, 2023.

	Billions of yen
	March 31, 2023 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,821	¥3,821	¥3,821	¥—	¥—
Time deposits	409	409	—	409	—
Deposits with stock exchanges and other segregated cash	291	291	—	291	—
Loans receivable (2)	4,010	4,009	—	2,855	1,154
Securities purchased under agreements to resell	13,834	13,834	—	13,817	17
Securities borrowed	4,283	4,283	—	4,283	—

Total	¥26,648	¥26,647	¥3,821	¥21,655	¥1,171

Liabilities:
Short-term borrowings	¥1,009	¥1,009	¥—	¥978	¥31
Deposits received at banks	2,138	2,138	—	2,121	17
Securities sold under agreements to repurchase	14,218	14,218	—	14,218	—
Securities loaned	1,557	1,557	—	1,557	—
Other secured borrowings	334	334	—	334	—
Long-term borrowings	10,399	10,350	27	9,795	528

Total	¥29,655	¥29,606	¥27	¥29,003	¥576

	Billions of yen
	September 30, 2023 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,105	¥4,105	¥4,105	¥—	¥—
Time deposits	455	455	—	455	—
Deposits with stock exchanges and other segregated cash	317	317	—	317	—
Loans receivable (2)	4,720	4,719	—	3,462	1,257
Securities purchased under agreements to resell	16,973	16,973	—	16,961	12
Securities borrowed	4,796	4,796	—	4,796	—

Total	¥31,366	¥31,365	¥4,105	¥25,991	¥1,269

Liabilities:
Short-term borrowings	¥1,065	¥1,065	¥—	¥1,020	¥45
Deposits received at banks	2,064	2,064	—	2,048	16
Securities sold under agreements to repurchase	18,591	18,591	—	18,591	—
Securities loaned	1,739	1,739	—	1,739	—
Other secured borrowings	291	291	—	291	—
Long-term borrowings	11,442	11,409	22	10,881	506

Total	¥35,192	¥35,159	¥22	¥34,570	¥567

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.